Pay vs Performance Disclosure - USD ($)	12 Months Ended					22 Months Ended	26 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 15, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with Item 402(v) of Regulation S-K of the Exchange Act adopted by the Securities and Exchange Commission, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The table below does not necessarily reflect value actually earned, realized, or received by our PEO and Non-PEO NEOs. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

							Value of Initial Fixed $100 Investment Based On:[4]
Year	Summary Compensation Table Total for Todd S. Nelson[1]	Summary Compensation Table Total for Andrew H. Hurst[1]	Compensation Actually Paid to Todd S. Nelson[1,2,3]	Compensation Actually Paid to Andrew H. Hurst[1,2,3]	Average Summary Compensation Table Total for Non-PEO NEOs[1]	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3]	Total Shareholder Return ("TSR")	Peer Group TSR	Net Income ($ millions)	Adjusted Operating Income[5] ($ millions)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$5,473,723	-	$7,840,049	-	$1,708,035	$2,284,467	$245.17	$93.24	$159.9	$247.1
2024	$6,725,760	-	$13,858,164	-	$2,129,998	$3,871,501	$217.04	$91.99	$147.6	$194.6
2023	$4,504,386	$4,086,115	$9,264,665	$1,090,971	$1,718,696	$2,854,849	$140.89	$75.13	$147.7	$199.2
2022	$4,512,179	$2,537,725	$5,745,977	$3,004,639	$1,415,745	$1,659,444	$110.08	$63.92	$95.9	$175.8
2021	$4,998,632	-	$4,575,611	-	$1,425,824	$1,283,784	$93.12	$80.15	$109.6	$183.6

(1) Todd S. Nelson was our PEO from 2020 through January 20, 2022, then again from November 16, 2023 to present. Andrew H. Hurst was our PEO from January 20, 2022 through November 15, 2023. The individuals comprising the Non-PEO named executive officers for each fiscal year presented are listed below.

2021	2022	2023	2024	2025
Andrew H. Hurst	Ashish R. Ghia	Ashish R. Ghia	Ashish R. Ghia	Ashish R. Ghia
Ashish R. Ghia	Greg E. Jansen	Greg E. Jansen	Greg E. Jansen	Greg E. Jansen
Jeffrey D. Ayers	John R. Kline	John R. Kline	John R. Kline	John R. Kline
John R. Kline	Elise L. Baskel	Elise L. Baskel	Elise L. Baskel	Elise L. Baskel

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary
	Compensation	Exclusion of	Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson	Todd S. Nelson
2025	$5,473,723	$2,287,577	$4,653,903	$7,840,049
2024	$6,725,760	$2,351,513	$9,483,917	$13,858,164
2023	$4,504,386	$2,004,036	$6,764,315	$9,264,665
2022	$4,512,179	$2,043,087	$3,276,885	$5,745,977
2021	$4,998,632	$2,297,832	$1,874,811	$4,575,611

	Summary
	Compensation	Exclusion of	Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Andrew H. Hurst	for Andrew H. Hurst	for Andrew H. Hurst	Andrew H. Hurst
2023	$4,086,115	$1,240,590	$(1,754,554)	$1,090,971
2022	$2,537,725	$1,070,169	$1,537,083	$3,004,639

	Average Summary			Average
	Compensation	Average Exclusion of	Average Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
2025	$1,708,035	$544,795	$1,121,227	$2,284,467
2024	$2,129,998	$555,054	$2,296,557	$3,871,501
2023	$1,718,696	$534,067	$1,670,220	$2,854,849
2022	$1,415,745	$490,290	$733,989	$1,659,444
2021	$1,425,824	$480,891	$338,851	$1,283,784

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Todd S. Nelson	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Todd S. Nelson	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year That Vested During Fiscal Year for Todd S. Nelson	Change in Fair Value From Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Todd S. Nelson	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Todd S. Nelson	Total Inclusion of Equity Values for Todd S. Nelson
2025	$4,036,981	$1,122,744	-	$(505,822)	-	$4,653,903
2024	$5,347,469	$4,107,876	-	$28,572	-	$9,483,917
2023	$3,853,015	$2,995,276	-	$(83,976)	-	$6,764,315
2022	$2,728,042	$662,876	-	$(114,033)	-	$3,276,885
2021	$2,286,168	$(238,435)	-	$(63,793)	$(109,129)	$1,874,811

Year	Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Andrew H. Hurst	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Andrew H. Hurst	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Andrew H. Hurst	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Andrew H. Hurst	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Andrew H. Hurst	Total Inclusion of Equity Values for Andrew H. Hurst
2023	-	-	-	$(20,863)	$(1,733,691)	$(1,754,554)
2022	$1,428,948	$131,156	-	$(23,021)	-	$1,537,083

Year	Average Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vesteed During Fiscal Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs	Total Average Inclusion of Equity Values for Non-PEO NEOs
2025	$961,423	$281,217	-	$(121,413)	-	$1,121,227
2024	$1,262,222	$1,029,727	-	$4,608	-	$2,296,557
2023	$1,026,821	$656,769	-	$(13,370)	-	$1,670,220
2022	$654,662	$95,423	-	$(16,096)	-	$733,989
2021	$478,450	$(46,861)	-	$(75,925)	$(16,813)	$338,851

(4) The Peer Group TSR set forth in this table utilizes the companies used as a peer group for purposes of the Company’s disclosures under Item 402(b) of Regulation S-K. The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the companies used as a peer group, respectively. The companies used as a peer group for 2021 and 2022 are as follows: 2U, Inc., Adtalem Global Education Inc., American Public Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Cornerstone OnDemand, Inc., Graham Holdings Company, Grand Canyon Education, Inc., Heidrick & Struggles International, Inc., Houghton Mifflin Harcourt Company, Huron Consulting Group Inc., Kforce Inc., Korn Ferry, Lincoln Educational Services Corporation, Strategic

Education, Inc., Stride, Inc., Universal Technical Institute, Inc., WW International, Inc., and Zovio Inc. For 2023, Bright Horizons Family Solutions Inc. was removed from the peer group due to its outsized market capitalization. In addition, Cornerstone OnDemand, Inc. and Houghton Mifflin Harcourt Company were removed for 2023 due to M&A activity. The Company then added Skillsoft Corp. as a peer for 2023 due to similar market capitalization and industry. For 2024, the Company removed Zovio Inc. as a peer due to its dissolution. For 2025, the Company removed 2U, Inc. from the peer group as a result of its bankruptcy.

(5) We determined adjusted operating income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023, 2024, and 2025. Adjusted operating income is defined, for purposes of the annual incentive plan, as set forth above in the “Compensation Discussion and Analysis” section. For years 2021 and 2022, the most important financial measure was adjusted EBITDA; the change from adjusted EBITDA to adjusted operating income did not involve a substantive or economic value change and was made for more consistent nomenclature. We may determine a different financial performance measure to be the most important financial performance measure in future years. For a reconciliation of adjusted operating income for purposes of the annual incentive plan to operating income, the most directly corresponding GAAP financial measure, see Appendix A.

Company Selected Measure Name	adjusted operating income
Named Executive Officers, Footnote	1) Todd S. Nelson was our PEO from 2020 through January 20, 2022, then again from November 16, 2023 to present. Andrew H. Hurst was our PEO from January 20, 2022 through November 15, 2023. The individuals comprising the Non-PEO named executive officers for each fiscal year presented are listed below.

2021	2022	2023	2024	2025
Andrew H. Hurst	Ashish R. Ghia	Ashish R. Ghia	Ashish R. Ghia	Ashish R. Ghia
Ashish R. Ghia	Greg E. Jansen	Greg E. Jansen	Greg E. Jansen	Greg E. Jansen
Jeffrey D. Ayers	John R. Kline	John R. Kline	John R. Kline	John R. Kline
John R. Kline	Elise L. Baskel	Elise L. Baskel	Elise L. Baskel	Elise L. Baskel

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the companies used as a peer group for purposes of the Company’s disclosures under Item 402(b) of Regulation S-K. The returns of each component issuer of the group have been weighted according to their stock market capitalization at the beginning of each period. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the companies used as a peer group, respectively. The companies used as a peer group for 2021 and 2022 are as follows: 2U, Inc., Adtalem Global Education Inc., American Public Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Cornerstone OnDemand, Inc., Graham Holdings Company, Grand Canyon Education, Inc., Heidrick & Struggles International, Inc., Houghton Mifflin Harcourt Company, Huron Consulting Group Inc., Kforce Inc., Korn Ferry, Lincoln Educational Services Corporation, Strategic

Education, Inc., Stride, Inc., Universal Technical Institute, Inc., WW International, Inc., and Zovio Inc. For 2023, Bright Horizons Family Solutions Inc. was removed from the peer group due to its outsized market capitalization. In addition, Cornerstone OnDemand, Inc. and Houghton Mifflin Harcourt Company were removed for 2023 due to M&A activity. The Company then added Skillsoft Corp. as a peer for 2023 due to similar market capitalization and industry. For 2024, the Company removed Zovio Inc. as a peer due to its dissolution. For 2025, the Company removed 2U, Inc. from the peer group as a result of its bankruptcy.

Adjustment To PEO Compensation, Footnote	3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary
	Compensation	Exclusion of	Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Todd S. Nelson	for Todd S. Nelson	for Todd S. Nelson	Todd S. Nelson
2025	$5,473,723	$2,287,577	$4,653,903	$7,840,049
2024	$6,725,760	$2,351,513	$9,483,917	$13,858,164
2023	$4,504,386	$2,004,036	$6,764,315	$9,264,665
2022	$4,512,179	$2,043,087	$3,276,885	$5,745,977
2021	$4,998,632	$2,297,832	$1,874,811	$4,575,611

	Summary
	Compensation	Exclusion of	Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Andrew H. Hurst	for Andrew H. Hurst	for Andrew H. Hurst	Andrew H. Hurst
2023	$4,086,115	$1,240,590	$(1,754,554)	$1,090,971
2022	$2,537,725	$1,070,169	$1,537,083	$3,004,639

	Average Summary			Average
	Compensation	Average Exclusion of	Average Inclusion of	Compensation
	Table Total for	Stock Awards	Equity Values	Actually Paid to
Year	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
2025	$1,708,035	$544,795	$1,121,227	$2,284,467
2024	$2,129,998	$555,054	$2,296,557	$3,871,501
2023	$1,718,696	$534,067	$1,670,220	$2,854,849
2022	$1,415,745	$490,290	$733,989	$1,659,444
2021	$1,425,824	$480,891	$338,851	$1,283,784

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Todd S. Nelson	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Todd S. Nelson	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year That Vested During Fiscal Year for Todd S. Nelson	Change in Fair Value From Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Todd S. Nelson	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Todd S. Nelson	Total Inclusion of Equity Values for Todd S. Nelson
2025	$4,036,981	$1,122,744	-	$(505,822)	-	$4,653,903
2024	$5,347,469	$4,107,876	-	$28,572	-	$9,483,917
2023	$3,853,015	$2,995,276	-	$(83,976)	-	$6,764,315
2022	$2,728,042	$662,876	-	$(114,033)	-	$3,276,885
2021	$2,286,168	$(238,435)	-	$(63,793)	$(109,129)	$1,874,811

Year	Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Andrew H. Hurst	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Andrew H. Hurst	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Andrew H. Hurst	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Andrew H. Hurst	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Andrew H. Hurst	Total Inclusion of Equity Values for Andrew H. Hurst
2023	-	-	-	$(20,863)	$(1,733,691)	$(1,754,554)
2022	$1,428,948	$131,156	-	$(23,021)	-	$1,537,083

Year	Average Fiscal Year-end Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vesteed During Fiscal Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs	Total Average Inclusion of Equity Values for Non-PEO NEOs
2025	$961,423	$281,217	-	$(121,413)	-	$1,121,227
2024	$1,262,222	$1,029,727	-	$4,608	-	$2,296,557
2023	$1,026,821	$656,769	-	$(13,370)	-	$1,670,220
2022	$654,662	$95,423	-	$(16,096)	-	$733,989
2021	$478,450	$(46,861)	-	$(75,925)	$(16,813)	$338,851

Non-PEO NEO Average Total Compensation Amount	$ 1,708,035	$ 2,129,998	$ 1,718,696	$ 1,415,745	$ 1,425,824
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,284,467	3,871,501	2,854,849	1,659,444	1,283,784
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Most Important Financial Performance Measure. The following presents the financial performance measure that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The financial performance component of the annual incentive plan was based solely on a company-wide adjusted operating income performance measure. For a reconciliation of adjusted operating income for purposes of the annual incentive plan to operating income, the most directly corresponding GAAP financial measure, see Appendix A.

Adjusted Operating Income

Total Shareholder Return Amount	$ 245.17	217.04	140.89	110.08	93.12
Peer Group Total Shareholder Return Amount	93.24	91.99	75.13	63.92	80.15
Net Income (Loss)	$ 159,900,000	$ 147,600,000	$ 147,700,000	$ 95,900,000	$ 109,600,000
Company Selected Measure Amount	247,100,000	194,600,000	199,200,000	175,800,000	183,600,000
PEO Name						Andrew H. Hurst	Todd S. Nelson
Additional 402(v) Disclosure	2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Todd S. Nelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,473,723	$ 6,725,760	$ 4,504,386	$ 4,512,179	$ 4,998,632
PEO Actually Paid Compensation Amount	7,840,049	13,858,164	9,264,665	5,745,977	4,575,611
Andrew H. Hurst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,086,115	2,537,725
PEO Actually Paid Compensation Amount			1,090,971	3,004,639
PEO | Todd S. Nelson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,287,577)	(2,351,513)	(2,004,036)	(2,043,087)	(2,297,832)
PEO | Todd S. Nelson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,653,903	9,483,917	6,764,315	3,276,885	1,874,811
PEO | Todd S. Nelson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,036,981	5,347,469	3,853,015	2,728,042	2,286,168
PEO | Todd S. Nelson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,122,744	4,107,876	2,995,276	662,876	(238,435)
PEO | Todd S. Nelson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(505,822)	28,572	(83,976)	(114,033)	(63,793)
PEO | Todd S. Nelson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(109,129)
PEO | Andrew H. Hurst [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,240,590)	(1,070,169)
PEO | Andrew H. Hurst [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,754,554)	1,537,083
PEO | Andrew H. Hurst [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,428,948
PEO | Andrew H. Hurst [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				131,156
PEO | Andrew H. Hurst [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,863)	(23,021)
PEO | Andrew H. Hurst [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,733,691)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(544,795)	(555,054)	(534,067)	(490,290)	(480,891)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,121,227	2,296,557	1,670,220	733,989	338,851
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	961,423	1,262,222	1,026,821	654,662	478,450
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,217	1,029,727	656,769	95,423	(46,861)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (121,413)	$ 4,608	$ (13,370)	$ (16,096)	(75,925)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (16,813)